Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (8,074,335)	$ (5,077,030)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense	751,113	1,831,313
Common stock issued for interest and in lieu of salary to officers and fees for services from consultants and officers and board of directors	993,078	670,339
Interest expense related to amortization of the discount on convertible notes payable	2,610,764	808,572
Change in derivative liability	171,800
Amortization and depreciation expense	15,887	10,920
Changes in assets and liabilities:
Accounts receivable	(26,563)	(35,814)
Inventories	2,989	(11,921)
Accounts payable and accrued expenses	(124,880)	(110,554)
Accrued officer bonus	80,000
Deposits	(135,000)	35,000
Prepaid expenses and other current assets	14,235	(4,167)
Net cash used in operating activities	(3,720,912)	(1,883,342)
Cash flows from investing activities
Equipment purchases	(61,931)
Net cash used in investing activities	(61,931)
Cash flows from financing activities
Proceeds from convertible notes	2,307,000	2,804,713
Proceeds from the sale of stock in majority-owned subsidiary		750,000
Proceeds from line of credit	500,000
Proceeds from line of credit	300,000
Proceeds from exercise of warrants	864,009
Payment of financing costs		(22,150)
Net cash provided by financing activities	3,971,009	3,532,563
Effect of foreign currency translation	(41,127)	(40,567)
Net change in cash and cash equivalents	147,039	1,608,654
Cash and cash equivalents at beginning of period	1,763,114	154,460
Cash and equivalents at end of period	1,910,153	1,763,114
Supplemental disclosures of cash flow information
Interest		9,855
Income taxes	7,681	4,000
Conversion of Convertible Notes Payable into Common Stock [Member]
Non-cash investing and financing activities:
Convertible notes into shares of common stock	589,371	276,576
Conversion of Lines of Credit into Convertible Notes Payable [Member]
Non-cash investing and financing activities:
Convertible notes into shares of common stock	250,000
Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member]
Non-cash investing and financing activities:
Fair value of warrants issued	3,006,325	3,474,721
Warrants Issued for Financing Fees [Member]
Non-cash investing and financing activities:
Fair value of warrants issued		$ 72,320